Income Taxes (Deferred Tax Assets and Liabilities, Net) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ 745.3	$ 602.3	$ (357.8)
To be settled within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(3.5)	57.9
To be settled beyond one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	$ (741.8)	$ (660.2)